Parent entity financial information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Parent Entity Financial Information [Abstract]
Schedule of Statement of Financial Position

Statement of financial position	2025	2024
	$’000	$’000
		(Recast)
Assets
Current assets	967,961	979,858
Non-current assets	650	1,589
Total assets	968,611	981,447

Liabilities
Current liabilities	12,286	113,869
Non-current liabilities	383,754	333,418
Total liabilities	396,040	447,287
Net assets	572,571	534,160

Equity
Share capital	479,962	414,012
Share capital reserve	(11,612)	15,945
Other reserves	123,383	41,445
Retained earnings/(accumulated losses)	(19,162)	62,758
Total equity	572,571	534,160
Statement of comprehensive income
Loss for the year	(80,753)	(72,526)
Total comprehensive loss for the year	(80,753)	(72,526)